Supplementary Balance Sheet Information - Schedule of Cash and Short Term Bank Deposits (Details) - Cash and Cash Equivalents [Member] - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash and Short Term Bank Deposits [Line Items]
Cash		$ 2,960	$ 2,187
Cash equivalents		1,492	771
Total cash and cash equivalents		4,452	2,958
Short-term bank deposits	[1]	$ 11,108	$ 13,464

[1]	The average interest rate on short-term deposits is 5.09% and 6.05%, as of December 31, 2024 and 2023, respectively.